UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Darryl Yee
        -------------------------
Title:  Compliance Analyst
        -------------------------
Phone:  (415) 486-6712
        -------------------------

Signature,  Place,  and  Date  of  Signing:

 /s/ Darryl Yee                   San Francisco, CA                   02/05/2007
---------------                   -----------------                   ----------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          148
                                         -----------
Form 13F Information Table Value Total:     $412,641
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
1-800-MUTUALS HOLDINGS COM     COM              68236@101      190  272093 SH       SOLE             272093      0    0
ABB                            COM              000375204     5225  290610 SH       SOLE             290610      0    0
ABBOTT LABORATORIES            COM              002824100     6889  141442 SH       SOLE             141442      0    0
ACTIVISION INC                 COM              004930202     2133  123745 SH       SOLE             123745      0    0
ADOBE SYSTEMS INC              COM              00724F101     4584  111475 SH       SOLE             111475      0    0
AGILENT TECHNOLOGIES INC       COM              00846U101     7579  217464 SH       SOLE             217464      0    0
AIRCASTLE LTD                  COM              G0129K104      300   10180 SH       SOLE              10180      0    0
ALASKA COMM SYSTEMS GROUP      COM              01167p101      433   28510 SH       SOLE              28510      0    0
ALLIANCE DATA SYSTEMS CORP.    COM              018581108     2050   32826 SH       SOLE              32826      0    0
ALLSCRIPTS INC                 COM              01988P108      308   11410 SH       SOLE              11410      0    0
ALTRIA GROUP INC               COM              02209S103     4182   48730 SH       SOLE              48730      0    0
AMERICAN EXPRESS CO            COM              025816109     6661  109787 SH       SOLE             109787      0    0
AMERICAN TOWER CORP CL A       COM              029912201     8301  222676 SH       SOLE             222676      0    0
AMETEK INC                     COM              031100100     2773   87088 SH       SOLE              87088      0    0
AMGEN INC                      COM              031162100     7129  104362 SH       SOLE             104362      0    0
AMVESCAP PLC ADR               COM              03235E100     1207   48970 SH       SOLE              48970      0    0
APPLE INC                      COM              037833100     7592   89480 SH       SOLE              89480      0    0
APPLIED MATERIALS INC          COM              038222105     4226  229052 SH       SOLE             229052      0    0
AQUANTIVE INC.                 COM              03839g105      339   13760 SH       SOLE              13760      0    0
ARTHROCARE CORP.               COM              043136100     1549   38800 SH       SOLE              38800      0    0
ATHEROS COMMUNICATIONS         COM              04743P108      354   16600 SH       SOLE              16600      0    0
BALL CORP.                     COM              058498106     2040   46782 SH       SOLE              46782      0    0
BIOGEN IDEC INC.               COM              09062X103     3984   80995 SH       SOLE              80995      0    0
BON TON STORES, INC.           COM              09776J101      274    7910 SH       SOLE               7910      0    0
BRIGHTPOINT INC                COM              109473405      373   27760 SH       SOLE              27760      0    0
BROADCOM CORP-CL A             COM              111320107     5910  182920 SH       SOLE             182920      0    0
CADENCE DESIGN SYSTEMNS        COM              127387108     1324   73900 SH       SOLE              73900      0    0
CARDINAL HEALTH INC            COM              14149Y108     6140   95297 SH       SOLE              95297      0    0
CASCADE CORP                   COM              147195101      322    6080 SH       SOLE               6080      0    0
CB RICHARD ELLIS GROUP CL A    COM              12497T101     2411   72620 SH       SOLE              72620      0    0
CENTEX CORP                    COM              152312104     1128   20050 SH       SOLE              20050      0    0
CERADYNE INC                   COM              156710105      344    6090 SH       SOLE               6090      0    0
CHURCH & DWIGHT CO INC         COM              171340102     1109   26002 SH       SOLE              26002      0    0
CIRCUIT CITY STORES INC        COM              172737108     5339  281275 SH       SOLE             281275      0    0
CISCO SYSTEMS INC              COM              17275R102     7305  267271 SH       SOLE             267271      0    0
CITIGROUP INC.                 COM              172967101     6103  109577 SH       SOLE             109577      0    0
COGNIZANT TECH SOLUTIONS CORP. COM              192446102     7185   93121 SH       SOLE              93121      0    0
COLGATE-PALMOLIVE CO           COM              194162103     5358   82117 SH       SOLE              82117      0    0
CONAGRA INC                    COM              205887102     5764  213497 SH       SOLE             213497      0    0
CONCUR TECHNOLOGIES INC.       COM              206708109      326   20350 SH       SOLE              20350      0    0
CORNING INC                    COM              219350105     5408  289051 SH       SOLE             289051      0    0
CUBIST PHARMACEUTICALS INC     COM              229678107      224   12370 SH       SOLE              12370      0    0
CVS CORP                       COM              126650100     5186  167767 SH       SOLE             167767      0    0
CYMER INC                      COM              232572107      379    8620 SH       SOLE               8620      0    0
CYTYC CORP.                    COM              232946103     1534   54195 SH       SOLE              54195      0    0
DELL INC                       COM              24702R101     4635  184750 SH       SOLE             184750      0    0
DICK'S SPORTING GOODS INC      COM              253393102     1570   32045 SH       SOLE              32045      0    0
ELECTRONIC ARTS INC            COM              285512109     5568  110562 SH       SOLE             110562      0    0
FEDERAL EXPRESS                COM              31428X106     5199   47857 SH       SOLE              47857      0    0
FOUNDRY NETWORKS INC           COM              35063R100     1464   97691 SH       SOLE              97691      0    0
GENENTECH INC                  COM              368710406     8252  101711 SH       SOLE             101711      0    0
GENERAL ELECTRIC CO            COM              369604103     9572  257252 SH       SOLE             257252      0    0
GENLYTE GROUP                  COM              372302109      404    5170 SH       SOLE               5170      0    0
GEN-PROBE INC                  COM              36866t103     3180   60711 SH       SOLE              60711      0    0
GENZYME CORP GENERAL DIVISION  COM              372917104     2995   48651 SH       SOLE              48651      0    0
GFI GROUP                      COM              361652209      415    6670 SH       SOLE               6670      0    0
GLOBAL PAYMENTS INC            COM              37940X102     1504   32493 SH       SOLE              32493      0    0
GLOBAL TELESYSTEMS EUROPE      COM              99naam907        0   33706 SH       SOLE              33706      0    0
GOOGLE                         COM              38259P508     7223   15686 SH       SOLE              15686      0    0
GRANT PRIDECO INC              COM              38821G101     1366   34360 SH       SOLE              34360      0    0
GUESS? INC                     COM              401617105      329    5190 SH       SOLE               5190      0    0
GYMBOREE CORP                  COM              403777105     1254   32860 SH       SOLE              32860      0    0
HARSCO CORP.                   COM              415864107     6207   81571 SH       SOLE              81571      0    0
HEWLETT-PACKARD CO             COM              428236103     7238  175725 SH       SOLE             175725      0    0
HILTON HOTELS CORP             COM              432848109     5927  169855 SH       SOLE             169855      0    0
HNI CORP                       COM              404251100      367    8270 SH       SOLE               8270      0    0
HONDA MOTOR CO LTD ADR-NEW     COM              438128308     4927  124605 SH       SOLE             124605      0    0
HUB INTERNATIONAL LIMITED      COM              44332P101      285    9080 SH       SOLE               9080      0    0
HUMANA INC                     COM              444859102     1764   31880 SH       SOLE              31880      0    0
II-VI                          COM              902104108      320   11460 SH       SOLE              11460      0    0
INFORMATICA CORP               COM              45666Q102      259   21210 SH       SOLE              21210      0    0
INTEL CORP                     COM              458140100     5041  248913 SH       SOLE             248913      0    0
INTERNATIONAL GAME TECHNOLOGY  COM              459902102     1072   23206 SH       SOLE              23206      0    0
INTERSIL HOLDING CORP          COM              46069S109     1426   59615 SH       SOLE              59615      0    0
INVESTMENT TECHNOLOGY GROUP    COM              46145F105      428    9990 SH       SOLE               9990      0    0
J CREW GROUP INC               COM              46612h402     1648   42750 SH       SOLE              42750      0    0
J.C. PENNY INC                 COM              708160106     4591   59344 SH       SOLE              59344      0    0
JEFFERIES GROUP INC.           COM              472319102     1281   47750 SH       SOLE              47750      0    0
JOHNSON & JOHNSON              COM              478160104     6483   98198 SH       SOLE              98198      0    0
JOS A BANK CLOTHIERS INC.      COM              480838101      284    9692 SH       SOLE               9692      0    0
JP MORGAN CHASE & CO           COM              46625H100     3842   79550 SH       SOLE              79550      0    0
KLA-TENCOR CORPORATION         COM              482480100     1311   26348 SH       SOLE              26348      0    0
KOHL'S CORP                    COM              500255104     3808   55649 SH       SOLE              55649      0    0
KORN/FERRY INTERNATIONAL       COM              500643200      311   13560 SH       SOLE              13560      0    0
LAMAR ADVERTISING CO           COM              512815101     1260   19280 SH       SOLE              19280      0    0
LAZARD LTD                     COM              G54050102      306    6470 SH       SOLE               6470      0    0
LIFEPOINT HOSPITALS INC        COM              53219L109     1254   37221 SH       SOLE              37221      0    0
MATRIA HEALTHCARE INC          COM              576817209      385   13400 SH       SOLE              13400      0    0
MEDTRONIC INC                  COM              585055106     7608  142174 SH       SOLE             142174      0    0
MEMC ELECTRONCS                COM              552715104     2255   57610 SH       SOLE              57610      0    0
MERRILL LYNCH & CO.            COM              590188108     4528   48640 SH       SOLE              48640      0    0
MICROCHIP TECHNOLOGY INC       COM              595017104     1956   59836 SH       SOLE              59836      0    0
MICROSOFT CORP                 COM              594918104     6458  216252 SH       SOLE             216252      0    0
MOLEX INC                      COM              608554101     1146   36240 SH       SOLE              36240      0    0
MONSANTO CORP                  COM              61166w101     2909   55366 SH       SOLE              55366      0    0
MONSTER WORLDWIDE INC.         COM              611742107     2516   53950 SH       SOLE              53950      0    0
NALCO HOLDING CO               COM              62985Q101      304   14840 SH       SOLE              14840      0    0
NBTY INC                       COM              628782104     1438   34600 SH       SOLE              34600      0    0
NETWORK APPLIANCE INC          COM              64120L104     7544  192033 SH       SOLE             192033      0    0
NIGHTHAWK RADIOLOGY HOLDINGS   COM              65411n105      328   12860 SH       SOLE              12860      0    0
NII HOLDINGS INC               COM              62913f201     6995  108562 SH       SOLE             108562      0    0
NUANCE COMMUNICATIONS INC      COM              67020Y100      390   34010 SH       SOLE              34010      0    0
NUVASIVE INC                   COM              670704105      401   17370 SH       SOLE              17370      0    0
NYMEX HOLDINGS                 COM              62948N104      810    6530 SH       SOLE               6530      0    0
OFFICE DEPOT INC               COM              676220106     1276   33430 SH       SOLE              33430      0    0
OMNICELL INC                   COM              68213n109      394   21130 SH       SOLE              21130      0    0
OPSWARE INC                    COM              68383A101      298   33750 SH       SOLE              33750      0    0
OSHKOSH TRUCK CORP             COM              688239201     2336   48244 SH       SOLE              48244      0    0
OSIRIS THERAPEUTICS            COM              68827R108      310   12230 SH       SOLE              12230      0    0
PEOPLESUPPORT                  COM              712714302      290   13770 SH       SOLE              13770      0    0
PETROQUEST ENERGY INC          COM              716748108      786   61660 SH       SOLE              61660      0    0
PINNACLE ENTERTAINMENT CORP    COM              723456109      305    9190 SH       SOLE               9190      0    0
POLO RALPH LAUREN CORP         COM              731572103     1375   17705 SH       SOLE              17705      0    0
PSYCHIATRIC SOLUTIONS          COM              74439H108      314    8360 SH       SOLE               8360      0    0
QUALCOMM INC                   COM              747525103      667   17650 SH       SOLE              17650      0    0
QUEST DIAGNOSTICS              COM              74834l100     2372   44767 SH       SOLE              44767      0    0
REDDY ICE HOLDINGS INC         COM              75734R105      312   12070 SH       SOLE              12070      0    0
RF MICRO DEVICES INC           COM              749941100      335   49400 SH       SOLE              49400      0    0
ROHM & HAAS CO                 COM              775371107     1319   25810 SH       SOLE              25810      0    0
S & P DEPOSITORY RECEIPT       COM              78462F103     1459   10300 SH       SOLE              10300      0    0
SCHLUMBERGER LTD               COM              806857108     4719   74710 SH       SOLE              74710      0    0
SEPRACOR INC                   COM              817315104     1920   31176 SH       SOLE              31176      0    0
SILICON MOTION TECHNOLOGY ADR  COM              82706C108      306   19280 SH       SOLE              19280      0    0
SIRF TECHNOLOGY HOLDINGS INC.  COM              82967H101     1743   68327 SH       SOLE              68327      0    0
SOTHEBY'S                      COM              835898107      250    8050 SH       SOLE               8050      0    0
STRATEX NETWORKS INC           COM              86279T109      372   76970 SH       SOLE              76970      0    0
SUN MICROSYSTEMS INC           COM              866810104     2467  455200 SH       SOLE             455200      0    0
SUNOCO INC                     COM              86764p109     2363   37890 SH       SOLE              37890      0    0
TELEDYNE TECHNOLOGIES INC      COM              879360105      393    9800 SH       SOLE               9800      0    0
TEXAS INSTRUMENTS INC          COM              882508104     6496  225550 SH       SOLE             225550      0    0
TJX COMPANIES INC NEW          COM              872540109     5286  185357 SH       SOLE             185357      0    0
TRIDENT MICROSYSTEMS INC       COM              895919108      279   15350 SH       SOLE              15350      0    0
UNITED NATURAL FOODS INC       COM              911163103      306    8510 SH       SOLE               8510      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     5927   94797 SH       SOLE              94797      0    0
UTI WORLDWIDE                  COM              G87210103     1900   63540 SH       SOLE              63540      0    0
V F CORP                       COM              918204108     1806   22002 SH       SOLE              22002      0    0
VALEANT PHARMACEUTICALS INTL   COM              91911x104      249   14430 SH       SOLE              14430      0    0
VALUECLICK INC                 COM              92046N102      350   14810 SH       SOLE              14810      0    0
VASCO DATA SECURITY INTL       COM              92230Y104      348   29330 SH       SOLE              29330      0    0
VULCAN MATERIALS CO            COM              929160109     6771   75348 SH       SOLE              75348      0    0
WALT DISNEY CO HOLDING CO      COM              254687106     6024  175795 SH       SOLE             175795      0    0
WESTERN UNION CO               COM              959802109     5834  260210 SH       SOLE             260210      0    0
WEYERHAEUSER CO                COM              962166104     5162   73063 SH       SOLE              73063      0    0
WHOLE FOODS MARKET INC         COM              966837106     1938   41310 SH       SOLE              41310      0    0
WRIGLEY WM JR CO               COM              982526105     4427   85595 SH       SOLE              85595      0    0
WYETH                          COM              983024100     6829  134099 SH       SOLE             134099      0    0
XTO ENERGY INC                 COM              98385x106     4369   92848 SH       SOLE              92848      0    0
YUM! BRANDS INC                COM              988498101     5644   95983 SH       SOLE              95983      0    0